                     METLIFE INVESTORS USA INSURANCE COMPANY
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                       METLIFE INVESTORS INSURANCE COMPANY
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                       SUPPLEMENT DATED FEBRUARY 20, 2009
                                       TO
               PROSPECTUSES DATED APRIL 28, 2008 (AS SUPPLEMENTED)
                                       AND
              PROSPECTUS DATED NOVEMBER 10, 2008 (AS SUPPLEMENTED)

This supplement describes changes to the charges for and features of certain optional riders that will be effective for Series/Class XC, VA, L, L - 4 Year, and C variable annuity contracts issued by MetLife Investors USA Insurance Company and MetLife Investors Insurance Company ("we," "us," or "our") and Series S and Series XTRA variable annuity contracts issued by MetLife Investors USA Insurance Company. If approved in your state, these changes are effective for contracts issued based on applications and necessary information that we receive at our MetLife Annuity Service Center after the close of the New York Stock Exchange on February 20, 2009.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus. This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

I. GMIB PLUS II, LIFETIME WITHDRAWAL GUARANTEE II AND ENHANCED DEATH BENEFIT RIDERS

If we receive your application and necessary information at our MetLife Annuity Service Center after the close of the New York Stock Exchange on February 20, 2009, the following current optional rider charges will apply/1/:

     .    GMIB Plus II: 1.00% of the Income Base;

     . Lifetime Withdrawal Guarantee II (Single Life version): 1.25% of the Total Guaranteed Withdrawal Amount;

     . Lifetime Withdrawal Guarantee II (Joint Life version): 1.50% of the Total Guaranteed Withdrawal Amount;

     . Enhanced Death Benefit (issue age 70-75): 0.90% of the Death Benefit Base; and

     . If the GMIB Plus II rider is elected with the Enhanced Death Benefit rider, the charge for the Enhanced Death Benefit is reduced to 0.85% of the Death Benefit Base (issue age 70 - 75).

----------
/1/ In certain circumstances, if we receive your application and necessary information at our MetLife Annuity Service Center prior to the close of the New York Stock Exchange on February 20, 2009 and there is an extended delay in our receipt of your purchase payment, the higher current optional rider charges will apply.

                                                                     SUPP-MS0209

In addition, for contracts issued based on applications and necessary information that we receive at our MetLife Annuity Service Center after the close of the New York Stock Exchange on February 20, 2009, the following maximum guaranteed charges for the Lifetime Withdrawal Guarantee II will apply:

     . Lifetime Withdrawal Guarantee II (Single Life version) Upon Automatic Annual Step-Up (maximum): 1.60% of the Total Guaranteed Withdrawal Amount

     . Lifetime Withdrawal Guarantee II (Joint Life version) Upon Automatic Annual Step-Up (maximum): 1.80% of the Total Guaranteed Withdrawal Amount

All references in the prospectuses to the charges for the GMIB Plus II, Lifetime Withdrawal Guarantee II (Single Life version), Lifetime Withdrawal Guarantee II (Joint Life version), and Enhanced Death Benefit riders are amended to conform to the charges described in this supplement. Please note that the maximum charges for the GMIB Plus II and Enhanced Death Benefit riders that may apply in the event of an automatic or optional step-up are not changed and remain as described in the prospectuses.

Additionally, for contracts issued based on applications and necessary information that we receive at our MetLife Annuity Service Center after the close of the New York Stock Exchange on February 20, 2009, the following changes apply to the GMIB Plus II rider:

     . The GMIB Annuity Table specified in your contract will be calculated based on the Annuity 2000 Mortality table with a 7-year age set back with interest of 1.5% per annum.

     . The GMIB purchase payout rates are enhanced to equal or exceed 6% of the Annual Increase Amount (calculated on the date the payments are determined) in the event: (i) you take no withdrawals before your 62nd birthday; (ii) your account value is fully withdrawn or decreases to zero on or after your 62nd birthday and there remains an income base; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.

     . The GMIB purchase payout rates are enhanced to equal or exceed 5% of the Annual Increase Amount (calculated on the date payments are determined) in the event: (i) you take no withdrawals before your 60th birthday; (ii) your account value is fully withdrawn or decreases to zero on or after your 60th birthday and there remains an income base; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.

II.  GUARANTEED MINIMUM ACCUMULATION BENEFIT

Except in Nevada and New Jersey, the Guaranteed Minimum Accumulation Benefit
(GMAB) described in the Series/Class XC, VA, L, L-4 Year, and C prospectuses is no longer available for purchase, effective after the close of the New York Stock Exchange on February 20, 2009.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                               Telephone: (800) 343-8496
Irvine, CA 92614

                       METLIFE INVESTORS INSURANCE COMPANY
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                       SUPPLEMENT DATED FEBRUARY 20, 2009
                                       TO
                PROSPECTUS DATED APRIL 28, 2008 (AS SUPPLEMENTED)

This supplement describes changes to the charges for and features of certain optional riders that will be effective for Class AA variable annuity contracts issued by MetLife Investors Insurance Company ("we," "us," or "our"). If approved in your state, these changes are effective for contracts issued based on applications and necessary information that we receive at our MetLife Annuity Service Center after the close of the New York Stock Exchange on February 20, 2009.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus. This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (888) 562-2027 to request a free copy.

I. GMIB PLUS II, LIFETIME WITHDRAWAL GUARANTEE II AND ENHANCED DEATH BENEFIT RIDERS

If we receive your application and necessary information at our MetLife Annuity Service Center after the close of the New York Stock Exchange on February 20, 2009, the following current optional rider charges will apply/1/:

     .    GMIB Plus II: 1.00% of the Income Base;

     . Lifetime Withdrawal Guarantee II (Single Life version): 1.25% of the Total Guaranteed Withdrawal Amount;

     . Lifetime Withdrawal Guarantee II (Joint Life version): 1.50% of the Total Guaranteed Withdrawal Amount;

     . Enhanced Death Benefit (issue age 70-75): 0.90% of the Death Benefit Base; and

     . If the GMIB Plus II rider is elected with the Enhanced Death Benefit rider, the charge for the Enhanced Death Benefit is reduced to 0.85% of the Death Benefit Base (issue age 70 - 75).

In addition, for contracts issued based on applications and necessary information that we receive at our MetLife Annuity Service Center after the close of the New York Stock Exchange on February 20, 2009, the following maximum guaranteed charges for the Lifetime Withdrawal Guarantee II will apply:

----------
/1/ In certain circumstances, if we receive your application and necessary information at our MetLife Annuity Service Center prior to the close of the New York Stock Exchange on February 20, 2009 and there is an extended delay in our receipt of your purchase payment, the higher current optional rider charges will apply.

                                                                     SUPP-AA0209

     . Lifetime Withdrawal Guarantee II (Single Life version) Upon Automatic Annual Step-Up (maximum): 1.60% of the Total Guaranteed Withdrawal Amount

     . Lifetime Withdrawal Guarantee II (Joint Life version) Upon Automatic Annual Step-Up (maximum): 1.80% of the Total Guaranteed Withdrawal Amount

All references in the prospectus to the charges for the GMIB Plus II, Lifetime Withdrawal Guarantee II (Single Life version), Lifetime Withdrawal Guarantee II (Joint Life version), and Enhanced Death Benefit riders are amended to conform to the charges described in this supplement. Please note that the maximum charges for the GMIB Plus II and Enhanced Death Benefit riders that may apply in the event of an automatic or optional step-up are not changed and remain as described in the prospectus.

Additionally, for contracts issued based on applications and necessary information that we receive at our MetLife Annuity Service Center after the close of the New York Stock Exchange on February 20, 2009, the following changes apply to the GMIB Plus II rider:

     . The GMIB Annuity Table specified in your contract will be calculated based on the Annuity 2000 Mortality table with a 7-year age set back with interest of 1.5% per annum.

     . The GMIB purchase payout rates are enhanced to equal or exceed 6% of the Annual Increase Amount (calculated on the date the payments are determined) in the event: (i) you take no withdrawals before your 62nd birthday; (ii) your account value is fully withdrawn or decreases to zero on or after your 62nd birthday and there remains an income base; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.

     . The GMIB purchase payout rates are enhanced to equal or exceed 5% of the Annual Increase Amount (calculated on the date payments are determined) in the event: (i) you take no withdrawals before your 60th birthday; (ii) your account value is fully withdrawn or decreases to zero on or after your 60th birthday and there remains an income base; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.

II. GUARANTEED MINIMUM ACCUMULATION BENEFIT

Except in Nevada and New Jersey, the Guaranteed Minimum Accumulation Benefit
(GMAB) described in the prospectus is no longer available for purchase, effective after the close of the New York Stock Exchange on February 20, 2009.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                               Telephone: (888) 562-2027
Irvine, CA 92614

                       METLIFE INVESTORS INSURANCE COMPANY
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                       SUPPLEMENT DATED FEBRUARY 20, 2009
                                       TO
               PROSPECTUSES DATED APRIL 28, 2008 (AS SUPPLEMENTED)

This supplement describes changes to the charges for and features of the LIS Plus rider that will be effective for Class A and B variable annuity contracts issued by MetLife Investors Insurance Company ("we," "us," or "our"). If approved in your state, these changes are effective for contracts issued based on applications and necessary information that we receive at our MetLife Annuity Service Center after the close of the New York Stock Exchange on February 20, 2009. This supplement also describes a change to the availability of the Lifetime Withdrawal Guarantee II rider.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus. This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 709-2811 to request a free copy.

1.   LIS PLUS

If we receive your application and necessary information at our MetLife Annuity Service Center after the close of the New York Stock Exchange on February 20, 2009, the following current optional rider charge will apply/1/:

     .    LIS Plus: 1.00% of the Income Base

All references in the prospectuses to the current charge for the LIS Plus rider is amended to conform to the charge described in this supplement. Please note that the maximum charge for the LIS Plus rider that may apply in the event of an automatic or optional step-up is not changed and remains as described in the prospectuses.

Additionally, for contracts issued based on applications and necessary information that we receive at our MetLife Annuity Service Center after the close of the New York Stock Exchange on February 20, 2009, the following changes apply to the LIS Plus rider:

     . The LIS Annuity Table specified in your contract will be calculated based on the Annuity 2000 Mortality table with a 7-year age set back with interest of 1.5% per annum.

     . The LIS purchase payout rates are enhanced to equal or exceed 6% of the Annual Increase Amount (calculated on the date the payments are determined) in the event: (i) you take no withdrawals before your 62nd birthday; (ii) your account value is fully

----------
/1/ In certain circumstances, if we receive your application and necessary information at our MetLife Annuity Service Center prior to the close of the New York Stock Exchange on February 20, 2009 and there is an extended delay in our receipt of your purchase payment, the higher current optional rider charges will apply.

                                                                     SUPP-AB0209
          withdrawn or decreases to zero on or after your 62nd birthday and there remains an income base; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.

     . The LIS purchase payout rates are enhanced to equal or exceed 5% of the Annual Increase Amount (calculated on the date payments are determined) in the event: (i) you take no withdrawals before your 60th birthday; (ii) your account value is fully withdrawn or decreases to zero on or after your 60th birthday and there remains an income base; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.

2.   LIFETIME WITHDRAWAL GUARANTEE II

Effective after the close of the New York Stock Exchange on February 20, 2009, the Lifetime Withdrawal Guarantee II (LWG II) rider is no longer available for purchase.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                               Telephone: (800) 709-2811
Irvine, CA 92614


                                       2